6. EQUITY TRANSACTIONS (Details Narrative) - Mar. 31, 2015 - USD ($)	Total
Unrecognized stock option expense	$ 341,982
Weighted average remaining vesting period	1 year 1 month 6 days
2000 Stock Option Plan
Shares available for future issuance	9,800
2010 Stock Incentive Plan
Shares available for future issuance	28,845